Statements of Changes in Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
At the Market Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issuance cost	$ 295	$ 73
Underwritten Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issuance cost	$ 786